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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        6/30/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ING Advisors, Inc.
                 -------------------------------
   Address:      7337 East Doubletree Ranch Rd.
                 -------------------------------
                 Scottsdale, AZ 85258
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-0797
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

    Person to contact for further information:

Name:    Michael Malaekeh
         -------------------------------
Phone:   480-477-2168
         -------------------------------

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robyn L. Ichilov
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   480-477-2160
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Robyn L. Ichilov               Scottsdale, AZ       August 14, 2003
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                          --------------------
Form 13F Information Table Entry Total:                                 94
                                                           --------------------

Form 13F Information Table Value Total:                     $  464,898,408
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

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ING ADVISORS, INC.
FORM 13F
JUNE 30, 2003

                                                                                       INVEST-                    VOTING AUTHORITY
                                   TITLE                                                MENT                    --------------------
                                    OF                  MARKET       SHARES/     SH/   DISCRE-
NAME OF ISSUER                     CLASS    CUSIP        VALUE       PRN AMT     PRN    TION   OTHER  MANAGERS    SOLE    SHARE NONE
------------------------           -----  ---------  ------------  -----------   ----   -----  -----  --------  --------- ----- ----
ABBOTT LABS                         COM   002824100     319,448       7,300       SH    SOLE                      7,300
ADVANTEST CORP - SPON ADR           COM   00762u101   13,701,800    1,223,375     SH    SOLE                    1,223,375
AEGON N V ADR                       COM   007924103   10,091,424    1,005,122     SH    SOLE                    1,005,122
AMERICAN EXPRESS CO                 COM   025816109    2,382,204      56,977      SH    SOLE                     56,977
AMERICAN INTL GROUP INC             COM   026874107     270,382       4,900       SH    SOLE                      4,900
AMVESCAP PLC SPONSORED ADR          COM   03235e100   14,683,577    1,050,327     SH    SOLE                    1,050,327
ANHEUSER BUSCH                      COM   035229103     352,245       6,900       SH    SOLE                      6,900
ANTHEM INC                          COM   03674B104     285,455       3,700       SH    SOLE                      3,700
APPLIED MATERIALS                   COM   038222105     318,384       20,100      SH    SOLE                     20,100
AVENTIS - ADR                       COM   053561106    1,674,422      30,611      SH    SOLE                     30,611
BAA PLC ADR                         COM   05518L206   11,856,236    1,465,354     SH    SOLE                    1,465,354
BAKER HUGHES INC                    COM   057224107    2,174,505      64,775      SH    SOLE                     64,775
BANCO BILBAO VIZCAYA - SP ADR       COM   05946K101   13,027,510    1,241,898     SH    SOLE                    1,241,898
BEAR STEARNS COMPANIES INC          COM   073902108     340,374       4,700       SH    SOLE                      4,700
BRITISH SKY BROADCASTING            COM   111013108   13,871,136     307,564      SH    SOLE                     307,564
CANON INC ADR                       COM   138006309   17,370,875     380,523      SH    SOLE                     380,523
CATERPILLAR INC                     COM   149123101    2,799,791      50,302      SH    SOLE                     50,302
CHEVRONTEXACO CORP                  COM   166764100     353,780       4,900       SH    SOLE                      4,900
CISCO SYS INC                       COM   17275R102    1,474,246      87,805      SH    SOLE                     87,805
CITIGROUP INC                       COM   172967101    2,473,138      57,784      SH    SOLE                     57,784
CLOROX CO DEL                       COM   189054109     268,695       6,300       SH    SOLE                      6,300
COMCAST CORP (SPECIAL) CL A         COM   20030N200     336,284       11,600      SH    SOLE                     11,600
COMCAST CORP CL A NEW               COM   20030N101     968,386       32,087      SH    SOLE                     32,087
CORNING INC                         COM   219350105     285,993       38,700      SH    SOLE                     38,700

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COSTCO WHOLESALE CORP.              COM   22160K105     344,040       9,400       SH    SOLE                      9,400
CSX CORP                            COM   126408103     255,765       8,500       SH    SOLE                      8,500
DIAMOND OFFSHORE DRILLING           COM   25271C102    1,281,717      61,063      SH    SOLE                     61,063
DISNEY (WALT) HOLDING CO            COM   254687106    1,908,942      96,655      SH    SOLE                     96,655
DOW CHEMICAL COMPANY                COM   260543103    1,668,018      53,877      SH    SOLE                     53,877
E M C CORP                          COM   268648102    1,278,042     122,067      SH    SOLE                     122,067
EASTMAN KODAK                       COM   277461109    1,748,728      63,939      SH    SOLE                     63,939
EXXON MOBIL CORPORATION             COM   30231g102     436,342       12,151      SH    SOLE                     12,151
FEDERAL NAT MORTGAGE ASS            COM   313586109    2,131,626      31,608      SH    SOLE                     31,608
FORD MOTOR CO                       COM   345370860    1,726,768     157,122      SH    SOLE                     157,122
GAP INC                             COM   364760108     284,889       15,186      SH    SOLE                     15,186
GENERAL DYNAMICS                    COM   369550108     253,750       3,500       SH    SOLE                      3,500
GENERAL ELEC CO                     COM   369604103    1,764,368      61,519      SH    SOLE                     61,519
GOLDMAN SACHS GROUP                 COM   38141g104     351,750       4,200       SH    SOLE                      4,200
HARTFORD FINANCIAL SERVICES GROUP   COM   416515104     387,772       7,700       SH    SOLE                      7,700
HEWLETT PACKARD CO                  COM   428236103     370,620       17,400      SH    SOLE                     17,400
HOME DEPOT INC                      COM   437076102     238,464       7,200       SH    SOLE                      7,200
HONEYWELL INC                       COM   438516106    1,738,940      64,765      SH    SOLE                     64,765
IMPERIAL TOBACCO GROUP ADR          COM   453142101   17,134,318     473,193      SH    SOLE                     473,193
INTEL CORP                          COM   458140100     368,337       17,700      SH    SOLE                     17,700
INTERNATIONAL PAPER CO.             COM   460146103    1,918,766      53,702      SH    SOLE                     53,702
INTL BUSINESS MACHINES              COM   459200101     338,250       4,100       SH    SOLE                      4,100
JEFFERSON PILOT                     COM   475070108     352,410       8,500       SH    SOLE                      8,500
KONINKLIJKE PHILIPS ELEC            COM   500472303    9,005,683     471,255      SH    SOLE                     471,255
LAFARGE COPPEE SPONSORED            COM   505861401   10,731,039     690,099      SH    SOLE                     690,099
LEGAL & GEN GROUP PLC AD            COM   52463H103   14,170,488    1,954,550     SH    SOLE                    1,954,550
LILLY ELI & CO                      COM   532457108     372,438       5,400       SH    SOLE                      5,400
LINCOLN NATL CP                     COM   534187109     338,485       9,500       SH    SOLE                      9,500
LSI LOGIC                           COM   502161102     254,880       36,000      SH    SOLE                     36,000
MARSH & MCLENNAN COS INC            COM   571748102     434,095       8,500       SH    SOLE                      8,500
MEDTRONIC INC                       COM   585055106    2,616,563      54,546      SH    SOLE                     54,546
MERCK & CO INC                      COM   589331107    2,260,165      37,327      SH    SOLE                     37,327
MICROSOFT CORP                      COM   594918104    1,817,724      70,894      SH    SOLE                     70,894
MOTOROLA INC                        COM   620076109     268,764       28,501      SH    SOLE                     28,501
NESTLE S A ADR                      COM   641069406   14,033,648     272,067      SH    SOLE                     272,067


NOKIA CORP - ADR                    COM   654902204   14,370,622     874,657      SH    SOLE                     874,657
NOMURA HLDGS INC SPONSOR            COM   65535H208   13,593,974    1,066,194     SH    SOLE                    1,066,194
NORTHROP GRUMMAN                    COM   666807102     258,870       3,000       SH    SOLE                      3,000
NOVARTIS AG ADR                     COM   66987v109   14,843,158     372,850      SH    SOLE                     372,850
ORACLE CORP                         COM   68389X105    1,433,009     119,318      SH    SOLE                     119,318
PEARSON PLC - ADR                   COM   705015105    1,444,608     150,480      SH    SOLE                     150,480
PHILIPS ELECTRONICS ADR             COM   500472303    2,833,779     148,288      SH    SOLE                     148,288
PRAXAIR INC                         COM   74005P104     348,580       5,800       SH    SOLE                      5,800
PROCTER & GAMBLE CO                 COM   742718109    2,309,714      25,899      SH    SOLE                     25,899
REED ELSEVIER N V SPONSO            COM   758204101    2,482,778     104,538      SH    SOLE                     104,538
REED ELSEVIER PLC SPONSO            COM   758205108   10,022,390     297,489      SH    SOLE                     297,489
RIO TINTO PLC ADR                   COM   767204100   15,747,943     205,721      SH    SOLE                     205,721
ROCHE HLDG LTD SPONSORED            COM   771195104   15,331,374     195,472      SH    SOLE                     195,472
ROYAL DUTCH PETE   NY RE            COM   780257804   13,338,698     286,115      SH    SOLE                     286,115
SANMINA CORP                        COM   800907107     101,752       16,100      SH    SOLE                     16,100
SCHLUMBERGER LTD - NY shares        COM   806857108   14,123,057     296,890      SH    SOLE                     296,890
SEARS ROEBUCK & CO                  COM   812387108    2,091,997      62,188      SH    SOLE                     62,188
SOCIETE GENERALE FRANCE             COM   83364L109   15,173,921    1,197,423     SH    SOLE                    1,197,423
SOUTHWEST AIRLINES CO.              COM   844741108     282,080       16,400      SH    SOLE                     16,400
ST PAUL COS INC                     COM   792860108    1,581,090      43,306      SH    SOLE                     43,306
TDC A/S                             COM   87236n102   14,006,516     924,523      SH    SOLE                     924,523
TELEFONICA DE ESPANA SA             COM   879382208   14,831,117     429,017      SH    SOLE                     429,017
TEVA PHARMACEUTICAL INDS            COM   881624209   19,108,280     335,822      SH    SOLE                     335,822
TEXAS INSTRUMENTS                   COM   882508104     323,840       18,400      SH    SOLE                     18,400
3M CO                               COM   88579y101     335,348       2,600       SH    SOLE                      2,600
TOTAL S A SPONSORED ADR             COM   89151e109   17,385,079     229,355      SH    SOLE                     229,355
TOYOTA MOTOR CORP. SPON ADR         COM   892331307   15,681,155     302,725      SH    SOLE                     302,725
TRAVELERS PROPERTY CASUALTY CL A    COM   89420G109     351,120       22,083      SH    SOLE                     22,083
TYCO INTL LTD                       COM   902124106     294,190       15,500      SH    SOLE                     15,500
UNION PAC CORP                      COM   907818108    2,131,750      36,742      SH    SOLE                     36,742
VALEO ADR SPONSORED                 COM   919134304   14,244,062     821,812      SH    SOLE                     821,812
VODAFONE GROUP PLC               SPON ADR 92857W100   14,907,217     758,637      SH    SOLE                     758,637
WELLS FARGO & COMPANY               COM   949746101    2,641,848      52,418      SH    SOLE                     52,418
WYETH                               COM   983024100     423,615       9,300       SH    SOLE                      9,300
NABORS INDUSTRIES INC               COM   G6359F103     252,992       6,400       SH    SOLE                      6,400